Touchstone Flexible Income Fund Investment Strategy - Touchstone Flexible Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as investment grade corporate bonds, high yield bonds (i.e., junk bonds), preferred stocks, municipal bonds, and U.S. Treasuries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.The Fund’s sub-adviser, Bramshill Investments LLC (“Bramshill” or the “Sub-Adviser”), implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. Bramshill seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.Bramshill seeks to maintain the Fund’s portfolio at an average credit rating of investment grade, but may invest up to 40% of Fund assets in high yield bonds (i.e., junk bonds), which are defined as debt securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 25% of Fund assets in fixed income exchange-traded funds (“ETFs”) and foreign issuers of U.S. dollar denominated fixed income securities. Additionally, the Fund may invest up to 15% of its total assets in foreign-issued debt securities of emerging market countries or emerging market domiciled corporations, denominated in either the U.S. dollar or a foreign currency. The Fund may invest in fixed-income securities of any duration or maturity. The Fund may also invest in fixed income closed-end funds, dividend-paying equities and other debt securities, including but not limited to U.S. government securities, variable- and floating-rate instruments, and mortgage- and asset-backed securities. Bramshill periodically shifts the portfolio’s duration opportunistically seeking to generate alpha in both falling and rising interest rate environments. In order to hedge certain risks, the Fund may invest in futures contracts, which are a type of derivative instrument. The Fund may engage in frequent and active trading as part of its principal investment strategies.